SHARE-BASED COMPENSATION Stock Options Narrative (Detail) - USD ($) $ in Millions			1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 12, 2015	Aug. 15, 2012	Oct. 31, 2015	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Maximum shares available for issuance					2,700,000
Granted					591,015	279,123	258,250
Allocated Share-based Compensation Expense					$ 5.5	$ 6.4	$ 5.7
Total unrecognized stock compensation expense					$ 6.5
Unrecognized compensation costs, recognition period					5 years
Stock Incentive Plan 2013
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Share based compensation arrangement award effective date		Jan. 01, 2013
Number of additional shares authorized	700,000
Maximum shares available for issuance		2,700,000
Restricted Stock
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Granted					491,015
Stock Options
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock option, term					10 years
Maximum termination period of stock option awards after employee is terminated by Company					90 days
Stock Options | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock awards, vesting period					3 years
Stock Options | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock awards, vesting period					5 years
Employee Stock
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Allocated Share-based Compensation Expense					$ 0.3	$ 0.4	$ 0.2
Chief Executive Officer
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Allocated Share-based Compensation Expense				$ 0.9
Chief Executive Officer | Restricted Stock
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Granted			100,000
Board members | Restricted Stock
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Granted					48,000	21,000
Strategic new hires | Restricted Stock
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Granted					60,750	77,205
Existing employees | Restricted Stock
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Granted					37,850	27,338
Existing employees | Long-term incentive plan | Restricted Stock
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Granted					344,415	153,580